Results of operation - Research and development expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of research and development expenses [Line items]
Staff costs	€ 10,026	€ 5,536	€ 21,550	€ 12,089
Capitalized costs	(700)	(1,100)	(1,600)	(3,300)
Total research and development expenses	10,059	7,472	19,048	14,671
Increase (Decrease) in research and development expense.	€ (2,100)		€ 2,600
Percentage of increase (decrease) in research and development expense.	24.90%		14.70%
Research and Development Expenses Before Capitalization	€ 10,800	8,600	€ 20,600	18,000
Research & Development
Disclosure of research and development expenses [Line items]
Staff costs	3,700	3,243	8,280	7,213
Consulting and contractors' fees	2,975	1,077	3,823	2,036
Q&A regulatory	43	140	119	243
IP costs	98	32	178	32
Depreciation and amortization expense	418	348	829	679
Travel	434	285	713	530
Manufacturing and outsourced development	1,292	750	2,600	2,513
Clinical studies	1,396	2,200	3,250	3,705
Other expenses	355	425	742	588
IT	39	104	68	426
Capitalized costs	(691)	(1,132)	(1,554)	(3,294)
Total research and development expenses	€ 10,059	€ 7,472	€ 19,048	€ 14,671